Operating expenses	6 Months Ended
Jun. 30, 2021
Operating expenses
Operating expenses
Note 6: Operating expenses

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	£m	£m	£m

Salaries and social security costs	1,555	1,493	1,479
Pensions and other post-retirement benefit schemes (note 14)	284	272	294
Restructuring and other staff costs	117	129	168
	1,956	1,894	1,941
Premises and equipment	130	237	230
Other expenses:
IT, data processing and communications	584	474	539
UK bank levy	—	—	211
Operations, marketing and other	559	488	531
	1,143	962	1,281
Depreciation and amortisation	1,243	1,398	1,334
Goodwill impairment	—	—	4
Regulatory provisions (note 15)	425	177	287
Total operating expenses	4,897	4,668	5,077